Employee benefits - Reconciliation of actuarial obligations (Details) - SEPACO - Present value of actuarial obligations - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of liabilities
Beginning of the year	BRL 136,340	BRL 89,944
Cost of current service from:
Interest on actuarial obligations	15,527	11,806
Benefits paid	(7,015)	(5,270)
Actuarial (gain) losses in the "Other comprehensive income"	(10,095)	39,718
Others		142
End of the year	BRL 134,757	BRL 136,340